OPERATIONS IN UZBEKISTAN (Tables)	12 Months Ended
Dec. 31, 2014
Impairment loss on the long-lived assets

In 2013 these losses were assigned to discontinued operations:

Impairment loss
Property, plant and equipment	8,438
Licenses	2,709
Rights to use radio frequencies	2,523
Numbering capacity	1,190
Software and other intangible assets	1,654
Goodwill	3,523

Total impairment loss related to goodwill and long-lived assets	20,037

Uzdunrobita
Schedule of results of discontinued operations

	2013	2012
Total revenues	—	8,357
Income / (loss) before income tax	1,109	(34,171)
Income tax (expense) / benefit	(1,058)	1,325
Gain on disposal, net of tax	3,682	—

Income / (loss) from discontinued operations, net of tax	3,733	(32,846)

UMS
Purchase price allocation of acquisition

Current assets	26
Property, plant and equipment	3,848
Other intangible assets	5,161
Other non-current assets	1,327
Current liabilities	(30)
Non-current liabilities	(25)
Non-controlling interest	(3,573)
Gain from reentrance into Uzbekistan	(6,734)

Consideration paid	—